UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hygrove Management LLC

Address:  350 Madison Avenue, 21st Floor
          New York, NY 10017

13F File Number: 28-10066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian S. Posner
Title:    Managing Member
Phone:    (212) 931-9000

Signature, Place and Date of Signing:

/s/ Brian S. Posner            New York, New York               11/12/04
--------------------        ------------------------       ------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $151,604
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number                Name

1.   28- 10529                           Hygrove Capital Fund (QP) LP

2.   28- 10530                           Hygrove Partners, LLC

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2004
              Col 1                     Col 2        Col 3      Col 4           Col 5         Col 6    Col 7         Col 8
                                                             Market
                                    Title of                 Value      Shares/   Sh/  Put/  Invstmt  Other     Voting Authority
         Name of Issuer             Class         CUSIP      (x $1000)  Prn Amt.  Prn  Call  Dscetn   Mngrs  Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ACXIOM CORP                         Common Stock  005125109      4,663  196,400   SH         Sole     1,2    196,400     0     0
ALGOMA STEEL INC.                   Common Stock  01566m204      3,383  195,000   SH         Sole     1,2    195,000     0     0
ALLIANT TECHSYSTEMS                 Common Stock  018804104      5,009   82,800   SH         Sole     1,2     82,800     0     0
ALLTEL CORP                         Common Stock  020039103      2,575   46,900   SH         Sole     1,2     46,900     0     0
AMIS HOLDINGS INC                   Common Stock  031538101      3,239  239,600   SH         Sole     1,2    239,600     0     0
ANCHOR GLASS CONTAINER CORP         Common Stock  03304b300      2,529  308,000   SH         Sole     1,2    308,000     0     0
ARCH CAPITAL GROUP                  Common Stock  G0450A105      6,172  158,500   SH         Sole     1,2    158,500     0     0
AXIS CAPITAL HOLDINGS LTD           Common Stock  g0692u109      2,155   82,900   SH         Sole     1,2     82,900     0     0
BP PLC ADRS                         Common Stock  055622104      7,669  133,300   SH         Sole     1,2    133,300     0     0
CISCO SYSTEMS                       Common Stock  17275r102      1,207   66,700   SH         Sole     1,2     66,700     0     0
COOPER CAMERON CORP                 Common Stock  216640102      5,336   97,300   SH         Sole     1,2     97,300     0     0
DARDEN RESTAURANTS INC              Common Stock  237194105      1,975   84,700   SH         Sole     1,2     84,700     0     0
DECKERS OUTDOOR CORP.               Common Stock  243537107        765   22,500   SH         Sole     1,2     22,500     0     0
GERDAU AMERISTEEL CORP              Common Stock  37373p105        677  137,800   SH         Sole     1,2    137,800     0     0
GRANT PRIDECO INC                   Common Stock  38821g101      1,475   72,000   SH         Sole     1,2     72,000     0     0
HARSCO CORP                         Common Stock  415864107      2,833   63,100   SH         Sole     1,2     63,100     0     0
IAC/INTERACTIVE CORP                Common Stock  45840q101      3,453  156,800   SH         Sole     1,2    156,800     0     0
INTERNATIONAL STEEL GROUP           Common Stock  460377104      4,917  145,900   SH         Sole     1,2    145,900     0     0
INTERNET SECURITY SYSTEMS           Common Stock  46060x107      3,366  198,000   SH         Sole     1,2    198,000     0     0
JP MORGAN CHASE & CO                Common Stock  46625h100      3,938   99,112   SH         Sole     1,2     99,112     0     0
L-3 COMMUNICATIONS HLDS             Common Stock  502424104      5,306   79,200   SH         Sole     1,2     79,200     0     0
LEHMAN BROS HLDGS INC COM           Common Stock  524908100      6,465   81,100   SH         Sole     1,2     81,100     0     0
MATTELL INC                         Common Stock  577081102      4,246  234,200   SH         Sole     1,2    234,200     0     0
MCAFEE INC                          Common Stock  640938106      4,490  223,400   SH         Sole     1,2    223,400     0     0
MENTOR CORP                         Common Stock  587200106      2,368   70,300   SH         Sole     1,2     70,300     0     0
MICROSOFT CORP                      Common Stock  594918104      6,426  232,400   SH         Sole     1,2    232,400     0     0
NETIQ CORP                          Common Stock  64115p102      3,316  309,900   SH         Sole     1,2    309,900     0     0
NOBLE ENERGY INC.                   Common Stock  655044105      4,618   79,300   SH         Sole     1,2     79,300     0     0
NOKIA CORP-ADR                      Common Stock  654902204      2,719  198,200   SH         Sole     1,2    198,200     0     0
QLOGIC CORP                         Common Stock  747277101        909   30,700   SH         Sole     1,2     30,700     0     0
ST PAUL TRAVELERS CO                Common Stock  792860108      5,852  177,000   SH         Sole     1,2    177,000     0     0
TIME WARNER                         Common Stock  887317105      2,531  156,800   SH         Sole     1,2    156,800     0     0
VERITAS SOFTWARE CORP               Common Stock  923436109      2,949  165,700   SH         Sole     1,2    165,700     0     0
WPP GROUP PLC-ADR                   Common Stock  929309300      2,433   52,200   SH         Sole     1,2     52,200     0     0
ZALE CORP                           Common Stock  988858106      2,987  106,300   SH         Sole     1,2    106,300     0     0
ACXIOM NOV 22.5 PUTS                PUTS          005125109      1,899   80,000   SH   P     Sole     1,2     80,000     0     0
ACXIOM NOV 25 PUTS                  PUTS          005125109      1,187   50,000   SH   P     Sole     1,2     50,000     0     0
PLUM CREEK TIMBER NOV 30 PUTS       PUTS          729251108      1,401   40,000   SH   P     Sole     1,2     40,000     0     0
SPX NOV 1100 PUTS                   PUTS          12486t9w6      7,805    7,000   SH   P     Sole     1,2      7,000     0     0
QQQ DEC 35 PUTS                     PUTS          631100104      3,426   97,500   SH   P     Sole     1,2     97,500     0     0
CHICO'S NOV 35 CALLS                CALLS         168615102      1,334   39,000   SH   C     Sole     1,2     39,000     0     0
COLGATE JAN 05 50 CALLS             CALLS         194162103      4,518  100,000   SH   C     Sole     1,2    100,000     0     0
IFIN OCT 42.5 CALLS                 CALLS         461915100      1,128   25,000   SH   C     Sole     1,2     25,000     0     0
INTERACTIVE CORP. JAN '06 25 CALLS  CALLS         45840Q101      1,652   75,000   SH   C     Sole     1,2     75,000     0     0
PHELPS DODGE JAN 05 95 CALLS        CALLS         717265102      2,301   25,000   SH   C     Sole     1,2     25,000     0     0
                                                               -------
                                                               151,604
                                                               =======

03612.0001 #525123